Note 4 - Property and Equipment	6 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 4. Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,	June 30,
	2013	2013	2012
	(unaudited)
Computer hardware and software	$62	$62	$62
Office furniture and equipment	27	27	27
Machinery and equipment	5,985	5,916	3,630
Leasehold improvements	174	174	163
	6,248	6,179	3,882
Less: accumulated depreciation and amortization	(3,770)	(3,079)	(1,979)
Subtotal	2,478	3,100	1,903
Construction in process (1)	81	61	401
Total	$2,559	$3,161	$2,304

(1) Construction in process includes equipments paid based on installment plan, but not yet placed in service pending completion. The completion dates for these equipments range from three months to two years, and the future payments are immaterial.